CONSOLIDATED STATEMENTS OF CASH FLOWS (Q3) - USD ($)	2 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Operating activities:
Net income	$ 2,106,250	$ 13,959,222
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Provision for current expected credit losses	0	1,372,498
Realized gain on sale of loans	0	(400,000)
Change in unrealized (gains) / losses on loans at fair value, net	(1,563,800)	(796,368)
Accretion of deferred loan original issue discount and other discounts	(173,110)	(4,038,816)
Stock-based compensation	0	1,662,001
PIK interest	(79,707)	(2,787,847)
Changes in operating assets and liabilities
Interest reserve	0	(2,521,923)
Interest receivable	(783,673)	(1,507,427)
Prepaid expenses and other assets	(25,029)	(319,140)
Accrued management and incentive fees, net	142,067	2,320,808
Accrued direct administrative expenses	202,534	296,040
Accounts payable and other liabilities	118,040	366,696
Net cash provided by / (used in) operating activities	(56,428)	7,605,744
Cash flows from investing activities:
Issuance of and fundings on loans	(780,000)	(156,345,116)
Proceeds from sales of Assigned Rights	0	2,313,130
Proceeds from sales of loans	0	10,400,000
Principal repayment of loans	137,340	22,168,395
Net cash provided by / (used in) investing activities	(642,660)	(121,463,591)
Cash flows from financing activities:
Proceeds from sale of common stock	31,946,092	185,501,295
Payment of offering costs	0	(3,981,098)
Dividends paid	0	(7,311,779)
Net cash provided by / (used in) financing activities	31,946,092	174,208,418
Change in cash, cash equivalents and restricted cash	31,247,004	60,350,571
Cash, cash equivalents and restricted cash, beginning of period	0	9,623,820
Cash, cash equivalents and restricted cash, end of period	31,247,004	69,974,391
Supplemental disclosure of non-cash financing and investing activity
Loans acquired for issuance of shares of common stock	46,802,840	0
Interest reserve withheld from funding of loans	1,400,000	9,450,468
OID withheld from funding of loans	320,000	12,391,624
Loans funded from amounts due to affiliate	0	9,549,625
Supplemental information:
Interest paid during the period	0	0
Income taxes paid during the period	$ 0	$ 0